Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income Tax Benefit (Expense) from Continuing Operations

The components of income tax benefit (expense) from continuing operations are as follows:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Current income taxes:
Federal	$(9,971)	$—	$—
State	(99)	149	(1,311)
Total current income tax benefit (expense)	(10,070)	149	(1,311)
Deferred income taxes:
Federal	(55,417)	(91,051)	—
State	(34,518)	(11,490)	—
Total deferred income tax benefit (expense)	(89,935)	(102,541)	—
Total income tax benefit (expense)	$(100,005)	$(102,392)	$(1,311)

Reconciliation of Income Tax Benefit (Expense) from Continuing Operations

The actual income tax benefit (expense) from continuing operations differs from the expected amount computed by applying the federal statutory corporate tax rate of 35% as follows:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Expected tax benefit (expense) at federal statutory rate	$(69,162)	$227,250	$(32,073)
State income tax benefit (expense), net of federal benefit	(22,501)	(7,753)	(1,311)
Pass-through entities (1)	—	7,989	32,073
Stock compensation (2)	(12,300)	(330,024)	—
Other	3,958	146	—
Total income tax benefit (expense)	$(100,005)	$(102,392)	$(1,311)

(1)	Our predecessor was also a pass-through entity for federal income tax purposes.
(2)	As discussed in Note 12, the compensation expense associated with the incentive units of WildHorse Resources and MRD Holdco created a nondeductible permanent difference for income tax purposes.

Components of Net Deferred Income Tax Liabilities

The components of net deferred income tax liabilities are as follows:

	December 31,
	2015	2014
	(In thousands)
Deferred income tax assets:
Net operating loss carryforward	$68,375	$24,084
Asset retirement obligation	3,789	3,902
Alternative minimum tax credit carryforward	9,984	—
Other	5,546	3,550
Total deferred income tax assets	$87,694	$31,536
Valuation allowance	—	—
Net deferred income tax assets	87,694	31,536

Deferred income tax liabilities:
Property, plant and equipment	$171,627	$48,104
Derivatives	109,800	97,760
Other	—	271
Total deferred income tax liabilities	$281,427	$146,135

Net deferred income tax liabilities	$193,733	$114,599